Fair value of assets and liabilities - Financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative						$ 103,416,108	¥ 719,962,262	¥ 358,249,913
Change in fair value of financial guarantee derivative	$ 35,389,099	¥ 246,371,828		¥ 200,971,302	¥ 18,110,752
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)						207,080,370	1,441,652,114	2,350,198,084
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative						103,416,108	719,962,262
Financial guarantee derivative	(103,416,108)	(719,962,262)		358,249,913		(103,416,108)	(719,962,262)	358,249,913
Balance at the beginning		358,249,913
Estimated payment to ZhongAn based on the pre-agreed Cap	326,155,547	2,270,629,689	$ (51,459,380)	(358,249,913)
Less: Initially estimated net guarantee service fee to be collected	292,989,990	2,039,737,713
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	2,223,542	15,479,852
Change in fair value of financial guarantee derivative	35,389,099	246,371,828
Add: Guarantee service fee received from borrowers	269,741,374	1,877,885,497
Less: Compensation paid to ZhongAn	357,087,201	2,485,969,674
Balance at the end	$ (103,416,108)	(719,962,262)		358,249,913
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)						22,353,173	155,618,319	370,958,304
Changes in fair value related to balance outstanding						$ 17,289,174	¥ 120,363,772
Loans facilitated in 2018
Fair value of assets and liabilities
Financial guarantee derivative		(358,249,913)		(358,249,913)				(358,249,913)
Balance at the beginning		(358,249,913)
Estimated payment to ZhongAn based on the pre-agreed Cap				1,784,817,072	53,260,916
Less: Initially estimated net guarantee service fee to be collected				1,607,696,701
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans				23,850,931
Change in fair value of financial guarantee derivative				200,971,302
Add: Guarantee service fee received from borrowers				1,019,863,268
Less: Compensation paid to ZhongAn				1,632,345,399
Balance at the end				(358,249,913)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)								370,958,304
Changes in fair value related to balance outstanding								108,540,263
Loans facilitated in 2019
Fair value of assets and liabilities
Financial guarantee derivative		(52,105,289)		(52,105,289)				(52,105,289)
Balance at the beginning		¥ (52,105,289)
Estimated payment to ZhongAn based on the pre-agreed Cap				259,590,877	¥ 7,746,479
Less: Initially estimated net guarantee service fee to be collected				233,829,787
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans				3,468,974
Change in fair value of financial guarantee derivative				29,230,064
Add: Guarantee service fee received from borrowers				148,332,960
Less: Compensation paid to ZhongAn				237,414,792
Balance at the end				¥ (52,105,289)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)								53,953,648
Changes in fair value related to balance outstanding								¥ 15,786,527
Minimum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input						9.62	9.62
Maximum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input						16.79	16.79